UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 201549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08268

Firsthand Funds
 (Exact name of registrant as specified in charter)

150 Almaden Blvd., Suite 1250
San Jose, CA 95113
 (Address of principal executive offices) (Zip code)

Firsthand Capital Management, Incorporated
150 Almaden Blvd., Suite 1250
San Jose, CA 95113
  (Name and address of agent for service)

registrant’s telephone number, including area code: (408) 624-9527

Date of fiscal year end: December 31

Date of reporting period: June 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 31e-1 under the Investment Company Act of 1940 (17 CFR 270.31e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 201549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

CONTENTS

Performance Summary	2
President’s Letter	4
Shareholder Fee Example	6
Portfolio of Investments	8
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	19
Additional Information	31

PERFORMANCE SUMMARY
Period Returns (Average Annual Total Returns as of 6/30/15)

FUND	YTD*	1-YEAR	3-YEAR	5-YEAR	10-YEAR	GROSS EXPENSE RATIO**
Firsthand Technology Opportunities Fund	13.02%	11.98%	20.58%	16.25%	12.89%	1.86%
Firsthand Alternative Energy Fund	-0.46%	-16.49%	18.75%	0.99%	•	2.10%
NASDAQ Composite Index	5.99%	14.61%	20.98%	20.29%	10.48%	•
S&P 500 Index	1.23%	7.42%	17.27%	17.31%	7.88%	•
WilderHill Clean Energy Index	2.42%	-21.23%	7.45%	-6.97%	•	•

*	Not Annualized
**
After fee waivers, Firsthand Technology Opportunities Fund’s total net operating expenses are 1.85% and Firsthand Alternative Energy Fund’s total net operating expenses are 1.98%. Please see the Funds’ prospectus for more information about fund expenses.

Returns assume reinvestment of all dividends and distributions but do not reflect the impact of taxes. The performance data quoted represent past performance. Past performance cannot guarantee future results, and current performance may be lower or higher than the performance quoted. Both the return from and the principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent month-end, please contact Firsthand Funds by calling 1.888.884.2675 or go to www.firsthandfunds.com.

The Nasdaq Composite Index (NASDAQ) is a capitalization-weighted index of all common stocks listed with NASDAQ. The Standard & Poor’s 500 Index (S&P 500) is a market-weighted index of 500 stocks of well-established companies. Each index represents an unmanaged, broad-based basket of stocks. These indices are typically used as benchmarks for overall market performance. The WilderHill Clean Energy Index is a market-weighted index of 58 companies in the cleaner fuel, energy conversion, energy storage, greener utilities, power delivery and conservation, and renewable energy harvesting sectors. The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the NASDAQ. You cannot invest directly in an index.

2	2015 Semi-Annual Report

Returns Since Inception (Average Annual Total Returns as of 6/30/15)

FUND (INCEPTION DATE)	AVERAGE ANNUAL TOTAL RETURNS	NASDAQ COMPOSITE INDEX	S&P 500 INDEX	WILDER- HILL CLEAN ENERGY INDEX
Firsthand Technology Opportunities Fund (9/30/99)	0.20%	4.82%	5.03%	•
Firsthand Alternative Energy Fund (10/29/07)	-5.59%	8.99%	6.16%	-17.73%

Each Fund may invest in small-capitalization companies and Initial Public Offerings (“IPOs”). These investments will be more volatile than investments in large-capitalization companies and loss of principal could be greater. The Funds may invest in foreign securities, which will be subject to greater risks than investing in domestic securities. Because the Funds are not diversified, they can take larger positions in fewer companies, increasing their risk profile. The Funds invest in several industries within the technology sector and the relative weightings of these industries in a Fund’s portfolio may change at any time.

Holdings by Industry - % of Net Assets (as of 6/30/15)

INDUSTRY	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Advanced Materials	•	13.4%
Advertising Technology	4.1%	•
Basic Materials	•	0.1%
Building Automation	•	4.6%
Communications	5.9%	•
Communications Equipment	4.7%	•
Computer	5.5%	•
Electrical Equipment	•	4.8%
Energy Efficiency	•	7.5%
Engineering Service	•	3.7%
Environmental Services	•	1.1%
Industrials	•	5.7%
Internet	28.2%	•
Materials	•	2.5%
Networking	8.3%	•
Other Electronics	1.0%	9.9%
Renewable Energy	•	32.7%
Semiconductor Equipment	5.6%	•
Semiconductors	16.1%	8.2%
Social Networking	8.3%	•
Software	8.3%	•
Waste and Environmental Service	•	2.7%
Net Other Assets and Liabilities	4.0%	3.1%

Portfolio holdings are subject to change.

www.firsthandfunds.com	3

PRESIDENT’S LETTER

Fellow Shareholders,

The first half of 2015 saw modest gains for the major U.S. stock market indices, with the NASDAQ Composite Index up 5.99%, the S&P 500 Index up 1.23%, and the Dow Jones Industrial Average up just 0.03%. We are pleased to report that Firsthand Technology Opportunities Fund significantly outperformed the major indices, returning 13.02% in the first six months of 2015. However, we are disappointed in the performance of Firsthand Alternative Energy Fund, which underperformed its primary benchmark, returning -0.46% compared with a 2.42% return for the WilderHill Clean Energy Index during the period. For the technology sector, 2015 so far has been what some would call a “stock picker’s market,” marked by a dispersion of performance among individual stocks. In such a market, we believe it’s important to be invested in the right stocks within your sector or investment universe, as opposed to just being fully invested. Against this backdrop, Firsthand Technology Opportunities Fund nearly tripled the performance of the tech-heavy NASDAQ Composite Index, thanks in part to some individual standouts whose performance was driven largely by company- and market-specific factors.

Ambarella (AMBA) was the top contributor to Firsthand Technology Opportunity Fund’s outperformance during the period. Go-anywhere cameras are one of the biggest trends in tech right now and Ambarella is a behind-the-scenes play on that trend: The company makes the high-definition chips used in GoPro (GPRO) and other cameras. Ambarella is expanding its reach beyond cameras and providing chips for Chinese drone maker DJI (no U.S. symbol). GoPro also recently announced it is working on a commercial drone of its own, which we believe is more good news for Ambarella. Owning companies that are “upstream” from the big brand names—i.e., owning the suppliers—can often help avoid the wild share price fluctuations of the finished goods marketers. In this case, that strategy has worked for the Fund: Ambarella finished the period up 102.46%, while GoPro was down 16.61%.

Another important trend this year, and one that helped Firsthand Technology Opportunities Fund’s performance in the first half of the year, has been cord cutting. Netflix (NFLX) has been an enormous beneficiary of consumers’ move away from the one-size-fits-all solutions offered by the major cable and satellite providers. Netflix was up 92.32% for the period, and the on-demand media leader has seen its total worldwide subscriber base grow 74.55% over the past two years, as it continues adding more streaming movies and original content to its lineup. Netflix’s international reach has exploded, experiencing 200.13% growth in just the past two years (compared with still-impressive 41.91% growth domestically). Netflix expanded its offerings to New Zealand and Australia in March this year and plans to roll out service to Japan, Spain, Italy, and Portugal by year end. The company intends to expand into another 150 countries by the end of 2016.

Palo Alto Networks (PANW) was another top contributor to Fund performance during the first half of the year, up 42.53%. The next-generation firewall provider has proven itself to be a key player in another high-growth market: network security. While Cisco (CSCO) still dominates the space, the rapid expansion of the security market means new opportunities and enhanced competition. Palo Alto Networks has seen tremendous growth in its market share since its founding in 2005 and has reached a 7.6% share of global network security revenues, according to market intelligence firm IDC.

4	2015 Semi-Annual Report

While positive contributors have outweighed detractors for the Fund this year, two of the largest detractors were semiconductor giant Qualcomm (QCOM) and ad tech company Rocket Fuel (FUEL), down 14.66% and 49.13% for the period, respectively. Rocket Fuel offers digital ad solutions but has struggled as bigger names like Google (GOOG) and Facebook (FB) have also entered the space. Qualcomm was affected in part by a general softness in the semiconductor industry in the first half of 2015 as well as strong competition in the smartphone chip market. Samsung (no U.S. symbol), which has traditionally been one of Qualcomm’s largest customers, has begun shifting toward its own chips for its newer Galaxy phones.

The slowing market for semiconductors weighed heavily on our larger chip holdings in Firsthand Alternative Energy Fund as well. Power Integrations (POWI) was the leading detractor from that fund’s performance in during the first six months of 2015 (down 12.29%). The company supplies high-performance chips for use in power-conversion systems. LED lighting company Cree (CREE) was another negative contributor, down 19.21% for the period, with the majority of those losses (13%) coming in June, following a significant restructuring announcement.

Notwithstanding Firsthand Alternative Energy Fund’s underperformance in the first half of 2015, there were some positive contributors, with the two biggest being SunE-dison (SUNE) and Sunpower (SPWR), which together made up 15.33% of the Fund at the end of Q2. Despite historical volatility among solar stocks, one apparent constant is the fact that electricity prices generally do one of two things: go up or stay flat. Several of our largest solar holdings have benefited from this trend. Solar energy leader SunEdison (up 53.31% for the period) expects to double its annual installations in 2015 and the company completed a $2.4 billion acquisition of First Wind in January. SunPower, the second largest solar manufacturer in the U.S., announced in February its plans to develop a joint YieldCo vehicle with First Solar (FSLR). Preparations for the partnership helped lead SunPower’s revenues down in 2015, but the stock still finished the first half of the year up 9.99%. The company also announced a partnership with Apple (AAPL) in late April to develop two solar power projects in China.

Despite broader macro-economic issues limiting growth of the major indices during the first half of 2015, we remain bullish on the technology and renewable energy sectors due to the promising trends in technology and the continued integration of new technologies into our lives. As always, we thank you for continuing to entrust your investment dollars to us.

Sincerely,

Kevin Landis
President, Firsthand Funds

Data and statistics presented have been calculated using data from Yahoo!Finance. All expressions of opinion are subject to change without notice.

www.firsthandfunds.com	5

SHAREHOLDER FEE EXAMPLE

Example — In general, mutual fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Note that Firsthand Funds (“Trust”) does not charge transaction fees for 12b-1 distribution and service fees, though you may incur transaction fees if you purchase shares through a broker.

The example on the following page is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 through June 30, 2015.

Actual Expenses — The section of the table at right entitled “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA or other tax-qualified savings plan, your expenses may also have included a $10 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes — The section of the table at right entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Trust to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table at right are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

6	2015 Semi-Annual Report

SHAREHOLDER FEE EXAMPLE - continued

Firsthand Technology Opportunities Fund

	BEGINNING	ENDING	EXPENSES PAID	ANNUALIZED
	ACCOUNT	ACCOUNT	DURING PERIOD*	EXPENSE
	VALUE 1/1/15	VALUE 6/30/15	1/1/15 - 6/30/15	RATIO
Actual	$1,000	$1,130.20	$9.77	1.85%
Hypothetical**	$1,000	$1,015.62	$9.25	1.85%

Firsthand Alternative Energy Fund
	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT	ACCOUNT	DURING PERIOD*	ANNUALIZED
	VALUE 1/1/15	VALUE 6/30/15	1/1/15 - 6/30/15	EXPENSE RATIO
Actual	$1,000	$995.40	$9.80	1.98%
Hypothetical**	$1,000	$1,014.98	$9.89	1.98%

*
Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above by the average account value over the period and multiplying that number by 181/365 (to reflect the one-half year period).

**	5% return per year before expenses.

The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

www.firsthandfunds.com	7

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND
Portfolio of Investments, June 30, 2015 (unaudited)

		MARKET
	SHARES	VALUE
COMMON STOCKS — 96.0% ($126,633,793)
Advertising Technology — 4.1% ($5,412,000)
Rocket Fuel, Inc.*	660,000	$5,412,000
Communications — 5.9% ($7,758,988)
Equinix, Inc.	20,472	5,199,888
Gogo, Inc.*	50,000	1,071,500
Rackspace Hosting, Inc.*	40,000	1,487,600
Communications Equipment — 4.7% ($6,248,250)
QUALCOMM, Inc.	75,000	4,697,250
Ruckus Wireless, Inc.*	150,000	1,551,000
Computer — 5.5% ($7,211,938)
Apple, Inc.	57,500	7,211,938
Internet — 28.2% ($37,209,567)
Akamai Technologies, Inc.*	40,000	2,792,800
Amazon.com, Inc.*	10,000	4,340,900
Baidu, Inc. - SP ADR*	20,000	3,981,600
Google, Inc., Class A*	6,000	3,240,240
Google, Inc., Class C*	6,016	3,131,388
Linkedin Corp.*	15,000	3,099,450
Netflix, Inc.*	5,000	3,284,700
Pandora Media, Inc.*	200,000	3,108,000
SINA Corp.*	55,000	2,946,075
Tencent Holdings, Ltd.	365,000	7,284,414
Networking — 8.3% ($10,962,800)
Arista Networks, Inc.*	70,000	5,721,800
Palo Alto Networks, Inc.*	30,000	5,241,000
Other Electronics — 1.0% ($1,358,400)
VeriFone Systems, Inc.*	40,000	1,358,400

see accompanying notes to financial statements

8	2015 Semi-Annual Report

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND - continued
Portfolio of Investments, June 30, 2015 (unaudited)

	SHARES	MARKET VALUE
Semiconductor Equipment — 5.6% ($7,369,500)
LAM Research Corp.	70,000	$5,694,500
Mattson Technology, Inc.*	500,000	1,675,000
Semiconductors — 16.1% ($21,256,100)
Ambarella, Inc.*	50,000	5,134,500
ARM Holdings, PLC - SP ADR	80,000	3,941,600
Exar Corp.*	250,000	2,445,000
InvenSense, Inc.*	300,000	4,530,000
Skyworks Solutions, Inc.	50,000	5,205,000
Social Networking — 8.3% ($10,916,450)
Facebook, Inc.*	70,000	6,003,550
Twitter, Inc.*	100,000	3,622,000
Yelp, Inc.*	30,000	1,290,900
Software — 8.3% ($10,929,800)
Adobe Systems, Inc.*	50,000	4,050,500
Intuit, Inc.	20,000	2,015,400
VMware, Inc., Class A*	30,000	2,572,200
Workday, Inc., Class A*	30,000	2,291,700
INVESTMENT COMPANY —10.4% ($13,678,344)
Fidelity Institutional Money Market Fund (1)	13,678,344	13,678,344
Total Investments
(Cost $96,600,312) — 106.4%		140,312,137
Liabilities in excess of other assets — (6.4)%		(8,493,010)

NET ASSETS — 100.0%		$131,819,127

*	Non-income producing security.
(1)	The Fidelity Institutional Money Market Fund invests primarily in U.S. Treasury securities.
PLC: Public Limited Company
SP ADR: Sponsored American Depositary Receipt

see accompanying notes to financial statements

www.firsthandfunds.com	9

FIRSTHAND ALTERNATIVE ENERGY FUND
Portfolio of Investments, June 30, 2015 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 96.9% ($7,572,846)
Advanced Materials — 13.4% ($1,046,374)
Corning, Inc.	6,460	$127,456
Praxair, Inc.	2,400	286,920
SunEdison, Inc.*	21,130	631,998
Basic Materials — 0.1% ($5,865)
Metalico, Inc.*	11,500	5,865
Building Automation — 4.6% ($356,616)
Johnson Controls, Inc.	7,200	356,616
Electrical Equipment — 4.8% ($375,840)
ABB, Ltd. – SP ADR	18,000	375,840
Energy Efficiency — 7.5% ($590,806)
ESCO Technologies, Inc.	5,000	187,050
Honeywell International, Inc.	2,080	212,097
Itron, Inc.*	5,565	191,659
Engineering Service — 3.7% ($288,200)
Quanta Services, Inc.*	10,000	288,200
Environmental Services — 1.1% ($88,400)
Advanced Emissions Solutions, Inc*	6,800	88,400
Industrials — 5.7% ($444,135)
3M Co.	1,800	277,740
United Technologies Corp.	1,500	166,395
Intellectual Property — 0.0% ($—)
Silicon Genesis Corp., Common (1)(2)*	181,407	0
Materials — 2.5% ($198,600)
Aspen Aerogels, Inc.*	30,000	198,600
Other Electronics — 9.9% ($772,564)
Cree, Inc.*	15,000	390,450
Intevac, Inc.*	15,800	92,430
Koninklijke Philips Electronics N.V.	11,378	289,684

see accompanying notes to financial statements

10	2015 Semi-Annual Report

FIRSTHAND ALTERNATIVE ENERGY FUND - continued
Portfolio of Investments, June 30, 2015 (unaudited)

	SHARES	MARKET VALUE
Renewable Energy — 32.7% ($2,555,227)
Amtech Systems, Inc.*	6,600	$68,574
First Solar, Inc.*	10,000	469,800
Gamesa Corp. Tecnologica S.A.	7,271	114,539
Iberdrola S.A.	18,511	124,689
JA Solar Holdings Co., Ltd. - ADR*	13,000	111,150
JinkoSolar Holding Co., Ltd. - ADR*	2,000	59,040
Motech Industries, Inc.*	58,069	68,882
Orion Energy Systems, Inc.*	14,000	35,140
Sharp Corp.*	11,000	13,392
SolarCity Corp.*	10,500	562,275
SunPower Corp., Class B*	19,931	566,240
ULVAC, Inc.	2,700	41,586
Vestas Wind Systems A.S.	3,000	149,280
Vivint Solar, Inc.*	12,000	146,040
Yingli Green Energy Holding Co. - ADR*	20,000	24,600
Semiconductors — 8.2% ($638,319)
Exar Corp.*	20,000	195,600
Power Integrations, Inc.	9,799	442,719
Waste and Environment Service — 2.7% ($211,900)
Covanta Holding Corp.	10,000	211,900
PREFERRED STOCK — 0.0% ($—)
Intellectual Property — 0.0% ($—)
Silicon Genesis Corp., Series 1-C (1)(2)*	152	0
Silicon Genesis Corp., Series 1-E (1)(2)*	3,000	0

see accompanying notes to financial statements

www.firsthandfunds.com	11

FIRSTHAND ALTERNATIVE ENERGY FUND - continued
Portfolio of Investments, June 30, 2015 (unaudited)

	SHARES	MARKET VALUE
INVESTMENT COMPANY — 2.0% ($152,093)
Fidelity Institutional Money Market Fund (3)	152,093	$152,093
Total Investments
(Cost $8,266,992) — 98.9%		7,724,939
Other assets in excess of liabilities — 1.1%		88,979

NET ASSETS — 100.0%		$7,813,918

*	Non-income producing security.
(1)	Restricted security.
(2)	On February 17, 2015, Silicon Genesis Corp. filed a Voluntary Petition for Chapter 11 protection under the U.S. Bankruptcy.
(3)	The Fidelity Institutional Money Market Fund invests primarily in U.S. Treasury securities.
ADR: American Depositary Receipt
SP ADR: Sponsored American Depositary Receipt

see accompanying notes to financial statements

12	2015 Semi-Annual Report

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2015 (unaudited)

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
ASSETS
Investment securities:
Acquisition cost	$96,600,312	$8,266,992
Market value (Note 2)	140,312,137	7,724,939
Foreign currency at value ($70,842 and $1,463)	70,940	1,217
Receivable from dividends, interest, and reclaims	21,000	5,722
Receivable for capital shares sold	237,764	244,924
TOTAL ASSETS	140,641,841	7,976,802
LIABILITIES
Payable for securities purchased	5,720,676	—
Payable to affiliates (Note 4)	201,878	13,352
Payable for capital shares redeemed	2,900,160	149,532
TOTAL LIABILITIES	8,822,714	162,884
NET ASSETS	$131,819,127	$7,813,918

Net Assets consist of:
Paid-in-capital	$82,929,601	$9,049,607
Accumulated net investment loss	(788,364)	(49,860)
Accumulated net realized gain (loss) from security transactions and foreign currency transactions	5,965,967	(643,440)
Net unrealized appreciation (depreciation) on investments and foreign currency	43,711,923	(542,389)
NET ASSETS	$131,819,127	$7,813,918

Shares outstanding	14,322,303	1,216,132
Net asset value, redemption price and offering price per share (Note 2)	$9.20	$6.43

see accompanying notes to financial statements

www.firsthandfunds.com	13

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2015 (unaudited)

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
INVESTMENT INCOME
Dividends	$292,817	$36,295
Foreign tax withholding	—	(1,799)
TOTAL INVESTMENT INCOME	292,817	34,496

EXPENSES
Investment advisory fees (Note 4)	818,191	65,184
Administration fees (Note 4)	262,990	19,172
Trustees fees	5,000	5,000
GROSS EXPENSES	1,086,181	89,356
Trustees fees reimbursement	(5,000)	(5,000)
TOTAL NET EXPENSES	1,081,181	84,356

NET INVESTMENT LOSS	(788,364)	(49,860)

Net Realized and Unrealized Gain on Investments:
Net realized gains from security transactions	8,012,239	266,157
Net change in unrealized appreciation (depreciation) on investments and foreign currency	6,241,152	(228,005)
Net Realized and Unrealized Gain on Investments	14,253,391	38,152
Net Increase (Decrease) In Net Assets Resulting From Operations	$13,465,027	$(11,708)

see accompanying notes to financial statements

14	2015 Semi-Annual Report

STATEMENTS OF CHANGES IN NET ASSETS

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND
	Six Months Ended 6/30/15 (Unaudited)	Year Ended 12/31/14
FROM OPERATIONS:
Net investment loss	$(788,364)	$(1,404,183)
Net realized gains from security transactions and foreign currency	8,012,239	8,429,298
Net change in unrealized appreciation on investments and foreign currency	6,241,152	1,779,795
Net increase in net assets from operations	13,465,027	8,804,910

DISTRIBUTIONS TO SHAREHOLDERS:
From realized gains on investments	—	(5,852,018)
Total Distributions	—	(5,852,018)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,752,730	30,428,480
Dividends reinvested	—	5,690,672
Payment for shares redeemed	(18,394,029)	(29,057,956)
Net increase in net assets from capital share transactions	9,358,701	7,061,196
TOTAL INCREASE IN NET ASSETS	22,823,728	10,014,088

NET ASSETS:
Beginning of period	108,995,399	98,981,311
End of period	$131,819,127	$108,995,399
Accumulated Net Investment Loss	$(788,364)	$—

CAPITAL SHARE ACTIVITY:
Shares sold	3,007,454	3,640,973
Shares reinvested	—	695,681
Shares redeemed	(2,081,751)	(3,526,977)
Net increase in shares outstanding	925,703	809,677
Shares outstanding, beginning of period	13,396,600	12,586,923
Shares outstanding, end of period	14,322,303	13,396,600

see accompanying notes to financial statements

www.firsthandfunds.com	15

STATEMENTS OF CHANGES IN NET ASSETS

	FIRSTHAND ALTERNATIVE ENERGY FUND
	Six Months Ended 6/30/15 (Unaudited)	Year Ended 12/31/14
FROM OPERATIONS:
Net investment loss	$(49,860)	$(166,205)
Net realized gains from security transactions and foreign currency	266,157	446,111
Net change in unrealized depreciation on investments and foreign currency	(228,005)	(902,041)
Net decrease in net assets from operations	(11,708)	(622,135)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,686,015	22,682,752
Payment for shares redeemed	(2,969,566)	(26,521,867)
Net decrease in net assets from capital share transactions	(1,283,551)	(3,839,115)
TOTAL DECREASE IN NET ASSETS	(1,295,259)	(4,461,250)

NET ASSETS:
Beginning of period	9,109,177	13,570,427
End of period	$7,813,918	$9,109,177
Accumulated Net Investment Loss	$(49,860)	$—

COMMON SHARE ACTIVITY:
Shares sold	250,951	3,152,062
Shares redeemed	(445,514)	(3,838,182)
Net decrease in shares outstanding	(194,563)	(686,120)
Shares outstanding, beginning of period	1,410,695	2,096,815
Shares outstanding, end of period	1,216,132	1,410,695

see accompanying notes to financial statements

16	2015 Semi-Annual Report

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year/period

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND

	SIX MONTHS ENDED 6/30/15*		YEAR ENDED 12/31/14	YEAR ENDED 12/31/13	YEAR ENDED 12/31/12		YEAR ENDED 12/31/11	YEAR ENDED 12/31/10**
Net asset value at beginning of year/period	$8.14		$7.86	$6.30	$5.40		$6.05	$4.68
Income from invest-ment operations:
Net investment loss	(0.06)		(0.10)	(0.09)	(0.08)		(0.09)	(0.05)
Net realized and unrealized gains (losses) on investments	1.12		0.83	2.09	0.98		(0.56)	1.42
Total from investment operations	1.06		0.73	2.00	0.90		(0.65)	1.37
Distributions from:
Realized capital gains	—		(0.45)	(0.44)	—		—	—
Net asset value at end of year/period	$9.20		$8.14	$7.86	$6.30		$5.40	$6.05
Total return	13.02	%(A)	9.29%	31.80%	16.67%		(10.74%)	29.27%
Net assets at end of year/period (millions)	$131.8		$109.0	$99.0	$95.1		$79.4	$85.3
Ratio of gross expenses to average net assets before waiver	1.86	%(B)	1.86%	1.86%	1.86%		1.86%	1.86%
Ratio of net expenses to average net assets after waiver	1.85	%(B)	1.85%	1.85%	1.85%		1.85%	1.85%
Ratio of net investment loss to average net assets	(1.35	%)(B)	(1.28%)	(1.31%)	(1.28%)		(1.21%)	(1.42%)
Portfolio turnover rate	14	%(A)	23%	21%	81	%***	128%	164%

*	Unaudited.
**	Prior to 5/1/10 Firsthand Technology Opportunities Fund was named Firsthand e-Commerce Fund.
***	Portfolio turnover excludes the purchases and sales in connection with the merger of Firsthand Technology Leaders Fund into the Fund.
(A)	Not annualized.
(B)	Annualized.

see accompanying notes to financial statements

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FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year/period

FIRSTHAND ALTERNATIVE ENERGY FUND

	SIX MONTHS ENDED 6/30/15*		YEAR ENDED 12/31/14	YEAR ENDED 12/31/13	YEAR ENDED 12/31/12	YEAR ENDED 12/31/11	YEAR ENDED 12/31/10
Net asset value at beginning of year/period	$6.46		$6.47	$3.34	$4.37	$7.27	$8.01
Income from invest-ment operations:
Net investment loss	(0.04)		(0.12)	(0.05)	(0.04)	(0.10)	(0.12)
Net realized and unrealized gains (losses) on investments	0.01		0.11	3.18	(0.99)	(2.80)	(0.62)
Total from investment operations	(0.03)		(0.01)	3.13	(1.03)	(2.90)	(0.74)
Net asset value at end of year/period	$6.43		$6.46	$6.47	$3.34	$4.37	$7.27
Total return	(0.46	%)(A)	(0.15%)	93.71%	(23.57)%	(39.89)%	(9.24)%
Net assets at end of year/period (millions)	$7.8		$9.1	$13.6	$2.0	$3.5	$5.9
Ratio of gross expenses to average net assets before waiver	2.10	%(B)	2.04%	2.14%	2.38%	2.11%	2.10%
Ratio of net expenses to average net assets after waiver	1.98	%(B)	1.98%	1.98%	1.98%	1.98%	1.98%
Ratio of net investment loss to average net assets	(1.17	%)(B)	(0.98%)	(1.52%)	(0.98%)	(1.43%)	(1.48%)
Portfolio turnover rate	5	%(A)	57%	26%	10%	16%	58%

*	Unaudited.
(A)	Not annualized.
(B)	Annualized.

see accompanying notes to financial statements

18	2015 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS
June 30, 2015 (unaudited)

1. ORGANIZATION

Each of Firsthand Technology Opportunities Fund and Firsthand Alternative Energy Fund (individually the “Fund”, and collectively the “Funds”) is a non-diversified series of Firsthand Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust, a Delaware statutory trust, was organized on November 8, 1993. Each Fund currently offers one class of shares—Investor Class shares. The inception dates for the Funds (the date on which a net asset value was first determined for that Fund) follow:

FUND	INCEPTION DATE
Firsthand Technology Opportunities Fund	September 30, 1999
Firsthand Alternative Energy Fund	October 29, 2007

Each Fund’s investment objective is long-term growth of capital.

Firsthand Technology Opportunities Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of high-technology companies in the industries and markets that the Investment Adviser believes hold the most growth potential within the technology sector.

Firsthand Alternative Energy Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in alternative energy and energy technology companies, both U.S. and international.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — A Fund’s portfolio of securities is valued as follows:

1.	Securities traded on stock exchanges, or quoted by NASDAQ, are valued according to the NASDAQ official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.
2.	Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.
3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2015 (unaudited)

4.	Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

Fair Value Measurement — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, each Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

20	2015 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2015 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the following Funds’ net assets as of June 30, 2015:

FUND*	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
TEFQX
Common Stocks
Advertising Technology	$5,412,000	$—	$—
Communications	7,758,988	—	—
Communications Equipment	6,248,250	—	—
Computer	7,211,938	—	—
Internet	37,209,567	—	—
Networking	10,962,800	—	—
Other Electronics	1,358,400	—	—
Semiconductor Equipment	7,369,500	—	—
Semiconductors	21,256,100	—	—
Social Networking	10,916,450	—	—
Software	10,929,800	—	—
Total Common Stock	126,633,793	—	—
Investment Company	13,678,344	—	—
Total	$140,312,137	$—	$—

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2015 (unaudited)

FUND*	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
ALTEX
Common Stocks
Advanced Materials	$1,046,374	$—	$—
Basic Materials	5,865	—	—
Building Automation	356,616	—	—
Electrical Equipment	375,840	—	—
Energy Efficiency	590,806	—	—
Engineering Service	288,200	—	—
Environmental Services	88,400	—	—
Industrials	444,135	—	—
Intellectual Property	—	—	—	**
Materials	198,600	—	—
Other Electronics	772,564	—	—
Renewable Energy	2,555,227	—	—
Semiconductors	638,319	—	—
Waste and Environment Service	211,900	—	—
Total Common Stocks	7,572,846	—	—
Preferred Stocks	—	—	—	**
Investment Company	152,093	—	—
Total	$7,724,939	$—	$—

*	TEFQX: Firsthand Technology Opportunities Fund; ALTEX: Firsthand Alternative Energy Fund.
**	Less than a penny.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Transfers in and out of the levels are recognized at the value at the end of the period.

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2015 (unaudited)

Firsthand Alternative Energy Fund

INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/14		NET PURCHASES	NET SALES	NET REALIZED GAINS	NET UNREALIZED APPRECIATION (DEPRECIATION)(1)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 6/30/15
Common Stocks Intellectual Property	$—	*	$—	$—	$—	$—	$—	$—	*
Preferred Stocks	—	*	—	—	—	—	—	—	*
Total	$—	*	$—	$—	$—	$—	$—	$—	*

*	Less than a penny.

The chart below represents quantitative disclosure about significant unobservable inputs for level 3 fair value measurements:

	FAIR VALUE AT 6/30/15		VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVG.)
Direct venture capital investments:	$—	*	Market Comparable Companies	Revenue Multiple	1.0x - 1.3	x
Intellectual Property				Volatility	47.38%
				Risk-Free Rate	0.11%
				Discount for Lack of Marketability	0.0%

*	Less than a penny.

Share Valuation — The net asset value (“NAV”) per share of each Fund is calculated by dividing the net assets of the Fund (i.e, the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses)) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

Investment Income — Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2015 (unaudited)

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, money market funds, and certain short-term debt instruments with maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Foreign Securities — Each Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source.  Neither Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Options — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. The Funds may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices.  The Funds may also write put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.  For the six months ended June 30, 2015, the Funds did not hold any written options.

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2015 (unaudited)

Distributions to Shareholders — Each Fund expects to distribute its net investment income and net realized gains, if any, annually. Distributions from net investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Short Positions — Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes.  Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments.  The Fund did not invest in short sales for the six months ended June 30, 2015.

Security Transactions — Security transactions are accounted for no later than one business day following the trade date, however, for financial reporting purposes, security transactions are accounted for on trade date. Realized gains and losses are calculated on a specific identification basis.

Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2015 (unaudited)

Federal Income Tax — Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). As provided in the Code, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years.

The tax character of distributions paid for the year ended December 31, 2014 and 2013 was as follows:

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND
	2014	2013
From long-term capital gains	$5,852,018	$5,203,049

The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2015.

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Gross unrealized appreciation	$49,615,081	$1,657,372
Gross unrealized depreciation	(5,903,256)	(2,199,425)
Net unrealized appreciation (depreciation)	$43,711,825	$(542,053)
Federal income tax cost	$96,600,312	$8,266,992

As of December 31, 2014, the Funds had capital loss carryforwards for federal income tax purposes as follows:

	SHORT-TERM EXPIRING 2016		SHORT-TERM EXPIRING 2017	SHORT-TERM EXPIRING 2018
TEFQX*	$896,408	**	$—	$—
ALTEX*	—		172,410	108,018

	SHORT-TERM NO EXPIRATION	LONG-TERM NO EXPIRATION	TOTAL
TEFQX*	$—	$—	$896,408
ALTEX*	—	—	280,428

*	TEFQX: Firsthand Technology Opportunities Fund; ALTEX: Firsthand Alternative Energy Fund.
**	Subject to annual limitations from the reorganization of Firsthand Technology Leaders Fund into Firsthand Technology Opportunities Fund, which occurred in 2012.

26	2015 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2015 (unaudited)

Components of Distributable Earnings (as of December 31, 2014)

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Net Unrealized Appreciation (Depreciation)*	$36,317,182	$(416,736)
Qualified Late-Year Losses Deferred**	—	(526,817)
Undistributed Long-Term Capital Gains	3,725	—
Accumulated Capital Loss Carryforward	(896,408)	(280,428)
Total Distributable Earnings	$35,424,499	$(1,223,981)

*	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and straddle losses.
**	Under current tax law, capital and currency losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following fiscal year.

The Funds are subject to tax provisions that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return.  Taxable years ending 2014, 2013 and 2012 remain open to federal and state audit.  As of June 30, 2015, management has evaluated the application of these provisions to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax provisions.

3. INVESTMENT TRANSACTIONS (EXCLUDING SHORT-TERM INVESTMENTS) WERE AS FOLLOWS FOR THE SIX MONTHS ENDED JUNE 30, 2015.

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Purchase of investment securities	$19,892,013	$385,925
Proceeds from sales and maturities of investment securities	$16,422,952	$1,758,657

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS; CERTAIN TRUSTEES AND OFFICERS OF THE TRUST ARE ALSO OFFICERS OF THE INVESTMENT ADVISER AND BNY MELLON.

Certain trustees and officers of the Trust are also officers of the Investment Adviser or BNY Mellon. BNY Mellon serves as the sub-administrator, investment accounting agent, and shareholder servicing and transfer agent.

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2015 (unaudited)

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Investment Adviser pursuant to the terms of a master investment advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Investment Adviser provides each Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of each Fund consistent with each Fund’s investment objectives, policies, and limitations.  Subject to certain exceptions set forth in the Advisory Agreement, the Investment Adviser is responsible for (i) compensation of any of the Fund’s trustees, officers, and employees who are interested persons of the Investment Adviser; and (ii) compensation of the Investment Adviser’s personnel and other expenses incurred in connection with the provision of portfolio management services under the Advisory Agreement.

Firsthand Capital Management, Inc. is the Investment Adviser to the Funds. For the services it provides under the Advisory Agreement, the Investment Adviser receives from each Fund, on a monthly basis, an advisory fee at the annual rate of 1.40% for TEFQX and 1.53% for ALTEX of its average daily net assets, respectively. The Advisory Agreement requires the Investment Adviser to waive fees and, if necessary, to reimburse expenses of each Fund to the extent necessary to limit a Fund’s total operating expenses to 1.85%, for TEFQX and 1.98% for ALTEX, excluding any extraordinary fees, of its average net assets up to $200 million, 1.80% for TEFQX and 1.93% for ALTEX of such assets from $200 million to $500 million, 1.75% for TEFQX and 1.88% for ALTEX of such assets from $500 million to $1 billion, and 1.70% for TEFQX and 1.83% for ALTEX of such assets in excess of $1 billion.

ADMINISTRATION AGREEMENT

The Trust has entered into a separate Administration Agreement with the Investment Adviser. The agreement obligates the Investment Adviser to provide administrative and general supervisory services to each Fund (the “Administration Agreement”). Under the Administration Agreement, the Investment Adviser renders supervisory and corporate administrative services to the Trust, as well as oversees the maintenance of all books and records with respect to each Fund’s securities transactions and each Fund’s book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records, and other records as required by the 1940 Act.

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2015 (unaudited)

The Investment Adviser is responsible for the equipment, staff, office space, and facilities necessary to perform its obligations under the Administration Agreement. Under the Administration Agreement, the Investment Adviser has assumed responsibility for payment of all of each Fund’s operating expenses excluding brokerage and commission expenses; short sale expenses; fees payable under “Rule 12b-1 plans”, if any, and shareholder servicing plans, if any; litigation costs; and any extraordinary and non-recurring expenses. For the services it provides under the Administration Agreement, the Investment Adviser receives a fee from each Fund at the annual rate of 0.45% of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), has a Sub-Administration Agreement with the Investment Adviser. Under this agreement, the Investment Adviser (not the Funds) pays to BNY Mellon the fees for the administrative services provided by BNY Mellon.  In the case of Firsthand Alternative Energy Fund, the Investment Adviser has also agreed to donate a portion of its management fees allocated, amounting to 0.20% of Firsthand Alternative Energy Fund’s average daily net assets, to various non-profit organizations as elected by Fund shareholders.

Additionally, BNY Mellon serves as the sub-administrator, investment accounting agent and shareholder servicing and transfer agent.  The Bank of New York Mellon, serves as the custodian for the Trust.

5. INVESTMENTS IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

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NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2015 (unaudited)

As of June 30, 2015, Firsthand Technology Opportunities Fund did not invest in any restricted securities and the Firsthand Alternative Energy Fund was invested in the following restricted securities:

SECURITY	ACQUISITION DATE	SHARES	COST	VALUE	% OF NET ASSETS
ALTEX
Silicon Genesis Corp., Common Stock	September 2, 2008	109,855	$32,957	$—	—%
Silicon Genesis Corp., Common Stock	September 26, 2008	71,552	21,466	—	—%
Silicon Genesis Corp., Series 1-C P/S	September 2, 2008	152	46	—	—%
Silicon Genesis Corp., Series 1-E P/S	September 2, 2008	3,000	3,180	—	—%
			$57,649	$—	—%

P/S - Preferred Stock

Each Fund, consistent with SEC guidelines, has an investment restriction providing that it cannot purchase additional restricted securities once such securities comprise 15% of a Fund’s net assets. The SEC considers a security to be illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. The restriction stems from the concern that, for an open-end mutual fund with daily redemption obligations, a high level of illiquid securities would increase the risk that a Fund may not be able to meet its daily redemption needs, because illiquid securities often take a longer period of time to sell, and may not necessarily be sold at that Fund’s then carrying value.

As of June 30, 2015, Kevin Landis represents the Funds and sits on the following private company’s board: Silicon Genesis Corporation.  Serving on the boards of directors of the portfolio companies may cause conflicts of interest. The Adviser has adopted various procedures to ensure that the Funds will not be unfavorably affected by these potential conflicts.

6. RISKS

Because the return on and value of an investment in each Fund will fluctuate in response to stock market movements, the most significant risk of investing in a Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, as well as economic, political, or regulatory events, and other factors beyond the Investment Adviser’s control. The Funds are designed for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in high-technology industries.

30	2015 Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS - continued
June 30, 2015 (unaudited)

Each Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on a Fund than it would if the Fund diversified its investments. Another risk for each Fund is its concentration of investments in companies within high-technology industries. The value of high-technology companies can, and often does, fluctuate dramatically and may expose you to greater-than-average financial and market risk.

7. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ADDITIONAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting procedures pursuant to which the Funds delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to the Investment Adviser as part of the Investment Adviser’s general management of the Funds, subject to the Board of Trustees’ continuing oversight. A copy of the Funds’ proxy voting policy and procedures is available without charge, upon request, by calling 1.888.884.2675. Information regarding how the Investment Adviser voted these proxies during the most recent one-year period ended June 30 is available by calling the same number and on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov on Form N-PX. The Funds’ voting record is also available on the Funds’ website at www.firsthandfunds.com/proxy.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

www.firsthandfunds.com	31

FIRSTHAND FUNDS
P.O. Box 9836
Providence, RI 02940-8036
www.firsthandfunds.com

INVESTMENT ADVISER
Firsthand Capital Management, Inc.
150 Almaden Blvd., Suite 1250
San Jose, CA 95113
www.firsthandcapital.com

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581
1.888.884.2675

This report is provided for the general information of the shareholders of Firsthand Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. For more complete information about Firsthand Funds, please call toll free 1.888.884.2675 or visit www.firsthandfunds.com for an additional prospectus, which contains more information, including risks, fees, and expenses. Read the prospectus carefully before investing or sending money.

Firsthand Funds are distributed by ALPS Distributors, Inc.

FHF000717, exp. 8/31/2016

The interlocking “F” design is a registered trademark of Firsthand Capital Management, Inc.

Item 2. Code of Ethics.

Not applicable- only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable- only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable- only for annual reports.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 31a-3(d) under the Act (17 CFR 270.31a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 31a-2(a) under the 1940 Act and Section 312 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 31a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President and Secretary
(principal executive officer)

Date	August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin M. Landis
Kevin M. Landis, President and Secretary
(principal executive officer)

Date	August 31, 2015

By (Signature and Title)*	/s/ Omar Billawala
Omar Billawala, Treasurer
(principal financial officer)

Date	August 31, 2015

*	Print the name and title of each signing officer under his or her signature.